Deferred tax (Tables)	12 Months Ended
Dec. 31, 2018
Deferred tax
Schedule of deferred tax

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Recognized deferred tax assets and liabilities
Assets	€2,514	€1,978	€1,957
Liabilities	€—	€—	€—

Deferred tax assets unrecognized	€223,377	€164,079	€128,377

Deferred taxes in the consolidated statement of operations	€535	€20	€231
Tax benefit arising from previously unrecognized tax assets used to reduce deferred tax expense (+)	1,973	414	421
Deferred tax expenses relating to change in tax rates		(181)
Deferred tax expenses relating to use of previously recognized deferred tax assets	(1,438)	(213)	(190)